INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Product Information [Table Text Block]
	December 31,
	2013	2014

Raw materials	$5,931	$6,794
Finished products	7,880	7,942

	$13,811	$14,736